Other Expenses	12 Months Ended
Dec. 31, 2015
Other Income and Expenses [Abstract]
Other Expenses
14. Other Expenses
Information on other expenses was as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Compensation	$2,056	$2,257	$2,392
Pension, postretirement and postemployment benefit costs	241	322	364
Commissions	685	828	781
Volume-related costs	221	70	253
Affiliated interest costs on ceded and assumed reinsurance	807	1,009	1,033
Capitalization of DAC	(482)	(424)	(562)
Amortization of DAC and VOBA	742	695	261
Interest expense on debt	122	151	153
Premium taxes, licenses and fees	355	328	263
Professional services	1,133	1,013	989
Rent and related expenses, net of sublease income	87	128	143
Other (1)	291	(306)	(82)
Total other expenses	$6,258	$6,071	$5,988

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(1)	See Note 16 for information on the charge related to income tax for the year ended December 31, 2015.
Capitalization of DAC and Amortization of DAC and VOBA
See Note 5 for additional information on DAC and VOBA including impacts of capitalization and amortization. See also Note 7 for a description of the DAC amortization impact associated with the closed block.
Interest Expense on Debt
Interest expense on debt includes interest expense (see Note 12) and interest expense related to CSEs (see Note 8).
Affiliated Expenses
Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions. See Notes 6, 12 and 19 for a discussion of affiliated expenses included in the table above.
Restructuring Charges
MetLife commenced an enterprise-wide strategic initiative in 2012. This global strategy focuses on leveraging MetLife’s scale to improve the value it provides to customers and shareholders in order to reduce costs, enhance revenues, achieve efficiencies and reinvest in its technology, platforms and functionality to improve its current operations and develop new capabilities.
These restructuring charges are included in other expenses. As the expenses relate to an enterprise-wide initiative, they are reported in Corporate & Other. Information regarding restructuring charges was as follows:

	Years Ended December 31,
	2015			2014			2013
	Severance	Lease and Asset Impairment	Total	Severance	Lease and Asset Impairment	Total	Severance	Lease and Asset Impairment	Total
	(In millions)
Balance at January 1,	$31	$6	$37	$39	$6	$45	$22	$—	$22
Restructuring charges	52	4	56	66	8	74	87	16	103
Cash payments	(66)	(6)	(72)	(74)	(8)	(82)	(70)	(10)	(80)
Balance at December 31,	$17	$4	$21	$31	$6	$37	$39	$6	$45
Total restructuring charges incurred since inception of initiative	$306	$46	$352	$254	$42	$296	$188	$34	$222

Management estimates further restructuring charges including severance, as well as lease and asset impairments, through the year ending December 31, 2016 to be $5 million.